Progress Payments in Excess of Accumulated Costs With Respect to Projects (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year,Advanced payments from customers	$ 853
Balance at end of year, Advanced payments from customers	4,488	$ 853
Balance at beginning of year, Accumulated costs	(547)
Balance at end of year, Accumulated costs	(1,998)	(547)
Balance at beginning of year, Progress payments in excess of accumulated costs with respect to projects	306
Balance at end of year, Progress payments in excess of accumulated costs with respect to projects	2,490	306
Group’s contract [Member]
Balance at beginning of year,Advanced payments from customers	853	397
Additions, Advanced payments from customers	3,997	2,546
Deductions, Advanced payments from customers	(362)	(2,090)
Balance at end of year, Advanced payments from customers	4,488	853
Balance at beginning of year, Accumulated costs	(547)	(548)
Additions, Accumulated costs	(1,718)	(990)
Deductions, Accumulated costs	267	991
Balance at end of year, Accumulated costs	(1,998)	(547)
Balance at beginning of year, Progress payments in excess of accumulated costs with respect to projects	306	(151)
Additions, Progress payments in excess of accumulated costs with respect to projects	2,279	1,556
Deductions, Progress payments in excess of accumulated costs with respect to projects	(95)	(1,099)
Balance at end of year, Progress payments in excess of accumulated costs with respect to projects	$ 2,490	$ 306